INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Accumulated foreign currency translation differences, net	$ 1,995	$ 1,429
Accumulated other comprehensive income	1,995	1,429
Issuance expenses	$ 383